Stock Option Plan (Details) - Schedule of Stock Option Activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
2010 Plan [Member]
Stock Option Plan (Details) - Schedule of Stock Option Activity [Line Items]
Shares, Beginning balance		21,338
Weighted- Average Exercise Price per Share, Beginning balance		116.4
Weighted- Average Remaining Contractual Term, Beginning balance		5 years 8 months 12 days
Aggregate Intrinsic Value, Beginning balance (in Dollars)
Shares, Granted
Weighted- Average Exercise Price per Share, Granted (in Dollars per share)
Weighted- Average Remaining Contractual Term, Granted
Aggregate Intrinsic Value, Granted (in Dollars)
Shares, Exercised
Weighted- Average Exercise Price per Share, Exercised (in Dollars per share)
Weighted- Average Remaining Contractual Term, Exercised
Aggregate Intrinsic Value, Exercised (in Dollars)
Shares, Forfeited	(210)
Weighted- Average Exercise Price per Share, Forfeited (in Dollars per share)	$ 278.8
Weighted- Average Remaining Contractual Term, Forfeited
Aggregate Intrinsic Value, Forfeited (in Dollars)
Shares, Expired/Cancelled	(2,013)
Weighted- Average Exercise Price per Share, Expired/Cancelled (in Dollars per share)	$ 213.6
Weighted- Average Remaining Contractual Term, Expired/Cancelled
Aggregate Intrinsic Value, Expired/Cancelled (in Dollars)
Shares, Ending Balance	19,115
Weighted- Average Exercise Price per Share, Ending Balance	103.2
Weighted- Average Remaining Contractual Term, Ending Balance	3 years 9 months 7 days
Aggregate Intrinsic Value, Ending Balance (in Dollars)
Shares, Options Exercisable	18,811
Weighted- Average Exercise Price per Share, Options Exercisable (in Dollars per share)	$ 99.6
Weighted- Average Remaining Contractual Term, Options Exercisable	3 years 8 months 19 days
Aggregate Intrinsic Value, Options Exercisable (in Dollars)
Shares, Option Vested	18,811
Weighted- Average Exercise Price per Share, Option Vested (in Dollars per share)	$ 99.6
Weighted- Average Remaining Contractual Term, Option Vested	3 years 8 months 19 days
Aggregate Intrinsic Value, Option Vested (in Dollars)
2020 Plan [Member]
Stock Option Plan (Details) - Schedule of Stock Option Activity [Line Items]
Shares, Beginning balance		42,778
Weighted- Average Exercise Price per Share, Beginning balance		468.4
Weighted- Average Remaining Contractual Term, Beginning balance		8 years 5 months 15 days
Aggregate Intrinsic Value, Beginning balance (in Dollars)
Shares, Granted	2,895
Weighted- Average Exercise Price per Share, Granted (in Dollars per share)	$ 22.8
Weighted- Average Remaining Contractual Term, Granted
Aggregate Intrinsic Value, Granted (in Dollars)
Shares, Exercised
Weighted- Average Exercise Price per Share, Exercised (in Dollars per share)
Weighted- Average Remaining Contractual Term, Exercised
Aggregate Intrinsic Value, Exercised (in Dollars)
Shares, Forfeited	(927)
Weighted- Average Exercise Price per Share, Forfeited (in Dollars per share)	$ 282.8
Weighted- Average Remaining Contractual Term, Forfeited
Aggregate Intrinsic Value, Forfeited (in Dollars)
Shares, Expired/Cancelled	(495)
Weighted- Average Exercise Price per Share, Expired/Cancelled (in Dollars per share)	$ 362
Weighted- Average Remaining Contractual Term, Expired/Cancelled
Aggregate Intrinsic Value, Expired/Cancelled (in Dollars)
Shares, Ending Balance	44,251
Weighted- Average Exercise Price per Share, Ending Balance	444.4
Weighted- Average Remaining Contractual Term, Ending Balance	7 years 9 months 21 days
Aggregate Intrinsic Value, Ending Balance (in Dollars)
Shares, Options Exercisable	22,827
Weighted- Average Exercise Price per Share, Options Exercisable (in Dollars per share)	$ 516.4
Weighted- Average Remaining Contractual Term, Options Exercisable	7 years 6 months
Aggregate Intrinsic Value, Options Exercisable (in Dollars)
Shares, Option Vested	22,827
Weighted- Average Exercise Price per Share, Option Vested (in Dollars per share)	$ 444.4
Weighted- Average Remaining Contractual Term, Option Vested	7 years 6 months
Aggregate Intrinsic Value, Option Vested (in Dollars)